UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Total revenues	¥ 2,195,317,000	$ 302,086	¥ 1,736,601,000
Total cost of revenues	(1,699,542,000)	(233,865)	(1,223,102,000)
Research and development expenses (including related parties amounts of RMB5,610 and RMB10,323 for the periods ended June 30, 2023 and 2024, respectively)	(573,367,000)	(78,898)	(481,600,000)
Selling, general and administrative expenses	(408,290,000)	(56,183)	(414,769,000)
Investment income, interest	11,206,000	1,542	17,885,000
Interest expense	45,495,000	6,260	38,228,000
Related Party
Total revenues	1,924,865,000		1,439,678,000
Research and development expenses (including related parties amounts of RMB5,610 and RMB10,323 for the periods ended June 30, 2023 and 2024, respectively)	(10,323,000)		(5,610,000)
Selling, general and administrative expenses	(8,632,000)		(2,131,000)
Investment income, interest	5,899,000		6,771,000
Interest expense	7,706,000		6,116,000
Sales of goods revenues
Total revenues	1,700,670,000	234,020	1,264,263,000
Total cost of revenues	(1,433,028,000)	(197,191)	(1,000,190,000)
Sales of goods revenues | Related Party
Total revenues	1,470,170,000		1,018,256,000
Total cost of revenues	(245,787,000)		(143,725,000)
Software license revenues
Total revenues	131,832,000	18,141	215,641,000
Total cost of revenues	(44,126,000)	(6,072)	(37,210,000)
Software license revenues | Related Party
Total revenues	92,923,000		164,995,000
Total cost of revenues	(24,744,000)		(11,061,000)
Service
Total revenues	362,815,000	49,925	256,697,000
Total cost of revenues	(222,388,000)	$ (30,602)	(185,702,000)
Service | Related Party
Total revenues	361,772,000		256,427,000
Total cost of revenues	¥ (14,178,000)		¥ (31,938,000)